Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss	$ 1,593	$ 3,734	$ 3,423	$ 9,877
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	17	366	(83)	811
Comprehensive loss	$ 1,610	$ 4,100	$ 3,340	$ 10,688